Summary of Significant Accounting Policies - Transaction Related to Note Payable (Detail) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Jul. 31, 2012 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]
Note payable
Beginning fair value	$ 3,004,000				$ 3,004,000				$ 3,004,000	$ 3,486,000	$ 3,504,000	$ 11,000,000	$ 3,486,000	$ 3,504,000	$ 2,731,000	$ 11,000,000
Imputed interest	230,000				230,000					487,000	518,000		487,000	518,000
Change in estimates	114,000				114,000					(796,000)	(368,000)		(796,000)	(368,000)
Interest expense	344,000				344,000					(309,000)	150,000		(309,000)	150,000
Payments	(122,000)	(191,000)	(210,000)	(168,000)	(122,000)	(191,000)	(210,000)	(168,000)	(2,731,000)	(173,000)	(168,000)		(173,000)	(168,000)
Ending fair value	$ 3,245,000		$ 3,004,000		$ 3,245,000		$ 3,004,000			$ 3,004,000	$ 3,486,000	$ 11,000,000	$ 3,004,000	$ 3,486,000	$ 2,731,000	$ 11,000,000